FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) (Preferred Stock Embedded Derivative, Level 3, Embedded Derivatives, Liabilities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Preferred Stock Embedded Derivative | Level 3 | Embedded Derivatives, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	$ 0
Issued embedded derivative liability	(52,240)
Change in fair value recognized in other income (expense)	8,692
Fair value ending balance	$ (43,548)